Equity Incentive Plans - Company's Equity Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended		8 Months Ended
	Feb. 27, 2018	Apr. 09, 2018	Jun. 30, 2018	Jun. 30, 2017	Aug. 27, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			672,500
Number of shares vested during the period			80,000
Share based compensation			$ 5,011	$ 6,360
Total unrecognised compensation cost relating to non-vested share option			263
Total unrecognised compensation cost relating to restricted share awards			$ 3,771
Weighted average remaining term for non-vested share option awards			1 year 9 months 15 days
Weighted average remaining term for non-vested restricted share awards			9 months 4 days
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		276,000
Vesting date			Aug. 27, 2018
Grant date fair value		$ 10.51
Number of shares vested during the period					276,000
2018 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	700,000
Number of shares granted	396,500
Vesting date			Aug. 27, 2018
Grant date fair value	$ 12.49
Number of shares vested during the period					253,500
2018 Equity Incentive Plan | Vest in February 27, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest			71,500
2018 Equity Incentive Plan | Vest in February 27, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest			71,500